OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Growth and Income Fund, Evergreen Envision Growth Fund, and Evergreen Envision Income Fund for the quarter ended September 30, 2007. This four series has a December 31 fiscal year end.

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments

ASSET ALLOCATION FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.7%
INTERNATIONAL EQUITY 43.2%
GMO Emerging Markets Fund, Class VI ø	24,591,342	$649,211,422
GMO Emerging Markets Quality Fund, Class VI ø	35,239,236	518,369,162
GMO International Core Equity Fund, Class VI ø	42,911,055	1,874,354,889
GMO International Growth Equity Fund, Class IV ø	27,728,765	961,910,848
GMO International Intrinsic Value Fund, Class IV ø	24,336,115	937,183,775

		4,941,030,096

INTERNATIONAL FIXED INCOME 1.1%
GMO Emerging Country Debt Fund, Class IV ø	5,108,195	54,810,937
GMO International Bond Fund, Class III ø	7,853,379	75,785,107

		130,596,044

U.S. EQUITY 11.6%
GMO U.S. Core Equity Fund, Class VI ø	20,859,447	303,713,553
GMO U.S. Quality Equity Fund, Class VI ø	44,873,105	1,019,068,204

		1,322,781,757

U.S. FIXED INCOME 43.8%
GMO Alpha Only Fund, Class IV ø	74,457,427	813,819,677
GMO Core Plus Bond Fund, Class IV ø	61,707,922	612,759,661
GMO Domestic Bond Fund, Class VI ø	31,123,733	310,303,615
GMO Inflation Indexed Plus Bond Fund, Class VI ø	69,423,783	1,756,421,712
GMO Short-Duration Investment Fund, Class III ø	998	9,038
GMO Strategic Fixed Income Fund, Class VI ø	60,683,356	1,525,579,577

		5,018,893,280

Total Mutual Fund Shares (cost $10,169,323,776)		11,413,301,177

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.2%
TIME DEPOSIT 0.2%
State Street Bank Euro Time Deposit, 4.25%, 10/01/2007 (cost $23,740,328)	$23,740,328	23,740,328

Total Investments (cost $10,193,064,104) 99.9%		11,437,041,505
Other Assets and Liabilities 0.1%		9,006,039

Net Assets 100.0%		$11,446,047,544

ø	Grantham, Mayo, Van Otterloo & Co. LLC is the investment advisor to Asset Allocation Trust and the underlying fund.

On September 30, 2007, the aggregate cost of investments for federal income tax purposes was $10,194,679,547. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,276,652,479 and $34,290,521, respectively, with a net unrealized appreciation of $1,242,361,958.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are value at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

1

EVERGREEN ENVISION GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 99.8%
INTERNATIONAL EQUITY 10.1%
Evergreen International Equity Fund, Class I ø	742,051	$9,134,651
Evergreen Intrinsic World Equity Fund, Class I ø	116,281	2,757,031

		11,891,682

INTERNATIONAL FIXED INCOME 5.9%
Evergreen International Bond Fund, Class I ø	614,166	6,958,502

U.S. EQUITY 43.1%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	1,496,208	16,592,949
Evergreen Disciplined Value Fund, Class I ø	1,484,056	27,826,041
Evergreen Strategic Growth Fund, Class I ø	181,645	6,264,920

		50,683,910

U.S. FIXED INCOME 40.7%
Evergreen Core Bond Fund, Class I ø	1,789,767	18,613,579
Evergreen High Income Fund, Class I ø	4,023,939	13,278,997
Evergreen Ultra Short Opportunities Fund, Class I ø	1,660,610	16,024,884

		47,917,460

Total Investments (cost $113,377,146) 99.8%		117,451,554
Other Assets and Liabilities 0.2%		245,130

Net Assets 100.0%		$117,696,684

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On September 30, 2007, the aggregate cost of investments for federal income tax purposes was $113,390,127. The gross unrealized appreciation and depreciation on investments based on tax cost was $6,133,289 and $2,071,862, respectively, with a net unrealized appreciation of $4,061,427.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

1

EVERGREEN ENVISION GROWTH FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.0%
INTERNATIONAL EQUITY 19.7%
Evergreen International Equity Fund, Class I ø	246,696	$3,036,828
Evergreen Intrinsic World Equity Fund, Class I ø	42,416	1,005,672

		4,042,500

U.S. EQUITY 59.4%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	238,370	2,643,528
Evergreen Disciplined Value Fund, Class I ø	108,039	2,025,733
Evergreen Enhanced S&P 500® Fund, Class I ø	103,441	1,971,593
Evergreen Small-Mid Growth Fund, Class I ø	227,507	3,360,273
Evergreen Strategic Growth Fund, Class I ø	63,649	2,195,239

		12,196,366

U.S. FIXED INCOME 19.9%
Evergreen Core Bond Fund, Class I ø	206,995	2,152,743
Evergreen Ultra Short Opportunities Fund, Class I ø	198,827	1,918,677

		4,071,420

Total Investments (cost $19,111,204) 99.0%		20,310,286
Other Assets and Liabilities 1.0%		213,765

Net Assets 100.0%		$20,524,051

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On September 30, 2007, the aggregate cost of investments for federal income tax purposes was $19,113,222. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,366,940 and $169,876, respectively, with a net unrealized appreciation of $1,197,064.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

1

EVERGREEN ENVISION INCOME FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 100.2%
INTERNATIONAL EQUITY 5.3%
Evergreen International Equity Fund, Class I ø	72,716	$895,129

INTERNATIONAL FIXED INCOME 7.5%
Evergreen International Bond Fund, Class I ø	112,671	1,276,560

U.S. EQUITY 13.9%
Evergreen Disciplined Value Fund, Class I ø	125,558	2,354,221

U.S. FIXED INCOME 73.5%
Evergreen Core Bond Fund, Class I ø	544,139	5,659,044
Evergreen High Income Fund, Class I ø	673,151	2,221,399
Evergreen Ultra Short Opportunities Fund, Class I ø	475,614	4,589,679

		12,470,122

Total Investments (cost $16,929,825) 100.2%		16,996,032
Other Assets and Liabilities (0.2%)		(33,404)

Net Assets 100.0%		$16,962,628

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

On September 30, 2007, the aggregate cost of investments for federal income tax purposes was $16,930,749. The gross unrealized appreciation and depreciation on investments based on tax cost was $220,223 and $154,940, respectively, with a net unrealized appreciation of $65,283.

Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

1

Evergreen Asset Allocation Fund (“the Fund”) invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. All portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

By:
Jeremy DePalma Principal Financial Officer

Date: November 28, 2007